Income taxes (Details) - Schedule of provision for income taxes - USD ($)	10 Months Ended	12 Months Ended
	May 31, 2021	May 31, 2022
Schedule Of Provision For Income Taxes Abstract
Current income tax expense	$ 15,764	$ 23,019
Provision for income taxes	$ 15,764	$ 23,019